SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Consumer Staples – 2.0%
Alimentation Couche-Tard, Inc., Class B	52	$3,039

Energy – 1.1%
Canadian Natural Resources Ltd.	60	1,638

Total Canada - 3.1%		$4,677

China
Communication Services – 1.2%
Tencent Holdings Ltd.	34	1,559
Tencent Music Entertainment Group ADR(A)(B)	17	301

		1,860

Consumer Discretionary – 1.3%
Alibaba Group Holding Ltd. ADR(A)	10	1,828

Financials – 2.5%
Ping An Insurance (Group) Co. of China Ltd., H Shares	326	3,670

Total China - 5.0%		$7,358

France
Communication Services – 2.2%
Ubisoft Entertainment S.A.(A)	36	3,177

Consumer Discretionary – 0.5%
LVMH Moet Hennessy - Louis Vuitton	2	737

Energy – 1.8%
Total S.A. ADR(B)	48	2,685

Industrials – 7.1%
Airbus SE	63	8,408
Schneider Electric S.A.	26	2,047

		10,455

Total France - 11.6%		$17,054

Germany
Financials – 1.0%
Deutsche Boerse AG	12	1,508

Total Germany - 1.0%		$1,508

Hong Kong
Consumer Discretionary – 0.9%
Galaxy Entertainment Group	191	1,302

Financials – 2.2%
AIA Group Ltd.	328	3,282

Total Hong Kong - 3.1%		$4,584

India
Financials – 1.1%
HDFC Bank Ltd.	49	1,631

Total India - 1.1%		$1,631

Italy
Consumer Discretionary – 2.0%
Ferrari N.V.	23	3,026

Total Italy - 2.0%		$3,026

Japan
Consumer Discretionary – 1.0%
Isuzu Motors Ltd.	109	1,432

Industrials – 2.2%
Dakin Industries Ltd.	7	858
Recruit Holdings Co. Ltd.	81	2,322

		3,180

Total Japan - 3.2%		$4,612

Netherlands
Consumer Staples – 1.4%
Heineken N.V.	19	2,048

Energy – 1.0%
Royal Dutch Shell plc, Class B	47	1,476

Health Care – 1.0%
Qiagen N.V.(A)	38	1,556

Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	52	2,108

Information Technology – 0.5%
ASML Holding N.V., NY Registry Shares	4	767

Total Netherlands - 5.3%		$7,955

Sweden
Information Technology – 1.0%
Hexagon AB, Class B	28	1,482

Total Sweden - 1.0%		$1,482

Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	17	1,586

Industrials – 0.9%
Ferguson plc	20	1,279

Total Switzerland - 2.0%		$2,865

United Kingdom
Consumer Discretionary – 1.2%
Compass Group plc	77	1,808

Consumer Staples – 4.6%
British American Tobacco plc	43	1,801
Diageo plc	50	2,029
Imperial Tobacco Group plc	86	2,927

		6,757

Financials – 2.3%
Prudential plc	169	3,381

Total United Kingdom - 8.1%		$11,946

United States
Communication Services – 1.1%
Facebook, Inc., Class A(A)	9	1,577

Consumer Discretionary – 8.9%
Amazon.com, Inc.(A)	4	6,811
Dollar General Corp.	37	4,449
Home Depot, Inc. (The)	10	1,905

		13,165

Energy – 0.8%
ConocoPhillips	11	723

Schlumberger Ltd.	10	448

		1,171

Financials – 6.7%
CME Group, Inc.	28	4,618
Goldman Sachs Group, Inc. (The)	9	1,741
KeyCorp	115	1,814
SVB Financial Group(A)	8	1,692

		9,865

Health Care – 14.5%
Abbott Laboratories	35	2,760
Alexion Pharmaceuticals, Inc.(A)	3	368
Cigna Corp.	18	2,941
HCA Holdings, Inc.	34	4,435
Johnson & Johnson	26	3,629
Thermo Fisher Scientific, Inc.	14	3,797
UnitedHealth Group, Inc.	13	3,269

		21,199

Industrials – 3.8%
Eaton Corp.	22	1,733
FedEx Corp.	8	1,477
Lyft, Inc., Class A(A)	7	554
Northrop Grumman Corp.	7	1,922

		5,686

Information Technology – 15.8%
Adobe, Inc.(A)	9	2,518
Applied Materials, Inc.	17	674
Arista Networks, Inc.(A)	3	1,038
Cognizant Technology Solutions Corp., Class A	54	3,930
MasterCard, Inc., Class A	9	2,213
Microsoft Corp.	41	4,786
PayPal, Inc.(A)	26	2,748
Visa, Inc., Class A	30	4,651
Western Digital Corp.	15	729

		23,287

Total United States - 51.6%		$75,950

TOTAL COMMON STOCKS – 98.1%		$144,648

(Cost: $123,199)

SHORT-TERM SECURITIES	Principal
Master Note – 1.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.710%, 4-5-19(C)	$2,756	2,756

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (D)(E)	272	272

TOTAL SHORT-TERM SECURITIES – 2.1%		$3,028

(Cost: $3,028)

TOTAL INVESTMENT SECURITIES – 100.2%		$147,676

(Cost: $126,227)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(309)

NET ASSETS – 100.0%		$147,367

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $264 are on loan.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at March 31, 2019.
(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,878	$4,736	$—
Consumer Discretionary	14,993	8,305	—
Consumer Staples	3,039	10,391	—
Energy	5,494	1,476	—
Financials	9,865	13,472	—
Health Care	22,755	—	—
Industrials	5,686	17,022	—

Information Technology	24,054	1,482	—

Total Common Stocks	$87,764	$56,884	$—
Short-Term Securities	272	2,756	—

Total	$88,036	$59,640	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$126,227

Gross unrealized appreciation	27,458
Gross unrealized depreciation	(6,009)

Net unrealized appreciation	$21,449